VARIABLE INTEREST ENTITIES (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income statement and cash flow statement
Revenues	37,641	32,918	24,660
Operating and administrative expense	(3,281)	(3,014)	(2,739)
Depreciation and amortization	(1,577)	(1,370)	(1,236)
Income from equity investments	368	330	195
Income taxes recovery/(expense)	(611)	(123)	(171)
Earnings/(loss)	1,608	494	936
Loss attributable to noncontrolling interests	(203)	135	(229)
Earnings attributable to Enbridge Inc.	1,405	629	707
Cash flows
Cash provided by operating activities	2,547	3,341	2,874
Cash used in investing activities	(11,891)	(9,431)	(6,204)
Cash provided by/(used in) financing activities	9,770	5,070	4,395
Increase/(decrease) in cash and cash equivalents	485	(1,000)	1,053
Balance sheet
Current assets	8,201	6,950
Property, plant and equipment, net	53,830	42,279
Long term investments	5,408	4,212
Deferred amounts and other assets	3,208	2,662
Current liabilities	(9,501)	(10,728)
Other long-term liabilities	(4,041)	(2,938)
Deferred income taxes	(4,842)	(2,925)
The fund
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	66.40%	67.30%	67.70%
Equity Investment	872	554
Income statement and cash flow statement
Revenues	416	403	288
Operating and administrative expense	(135)	(126)	(83)
Depreciation and amortization	(136)	(130)	(87)
Income from equity investments	72	57	54
Interest expense	(59)	(91)	(68)
Income taxes recovery/(expense)	(43)	(27)	(35)
Earnings/(loss)	115	86	69
Loss attributable to noncontrolling interests	11	24	12
Earnings attributable to Enbridge Inc.	126	110	81
Cash flows
Cash provided by operating activities	277	260	200
Cash used in investing activities	(1,806)	(98)	(160)
Cash provided by/(used in) financing activities	1,531	(323)	1,495
Increase/(decrease) in cash and cash equivalents	2	(161)	1,535
Balance sheet
Current assets	114	84
Property, plant and equipment, net	2,226	2,317
Long term investments	441	227
Deferred amounts and other assets	1,304	130
Current liabilities	(149)	(388)
Long-term debt	(2,544)	(1,364)
Other long-term liabilities	(79)	(26)
Deferred income taxes	(441)	(426)
Net assets before noncontrolling interest	872	554
Amount of an investments in Class A units of Enbridge subsidiaries by the Fund	945
Magicat Holdco LLC
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	80.00%
Equity Investment	394
Consolidated assets	759
Consolidated liabilities	14
Balance sheet
Net assets before noncontrolling interest	394